LONG-TERM DEBT - Changes in long-term debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM DEBT
Balance at beginning of year	$ 4,219.6	$ 3,270.4
Net change under revolving facilities, net of financing fees	(649.1)	736.5
Issuance of long-term debt, net of financing fees	790.7
Repayment of long-term debt		(5.4)
Foreign currency translation	(132.8)	217.2
Amortization of financing costs and long-term debt discount	5.1	4.3
Change in fair value related to hedged interest rate risk	6.7	(3.4)
Balance at end of year	$ 4,240.2	$ 4,219.6